Operations by Geographic Area (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Property Plant & Equipment by geographic region
Revenue	₩ 35,660	$ 30,497	₩ 39,889	₩ 47,685
Korea
Property Plant & Equipment by geographic region
Revenue	18,189		19,469	15,491
Japan
Property Plant & Equipment by geographic region
Revenue	7,781		8,511	14,409
United States and Canada
Property Plant & Equipment by geographic region
Revenue	3,624		5,038	7,725
Taiwan and Hong Kong/Macau
Property Plant & Equipment by geographic region
Revenue	2,763		2,315	3,106
Thailand
Property Plant & Equipment by geographic region
Revenue	958		1,283	1,015
China
Property Plant & Equipment by geographic region
Revenue	1,045		749	2,734
Brazil
Property Plant & Equipment by geographic region
Revenue	452		664	705
Europe
Property Plant & Equipment by geographic region
Revenue	203		300	643
Russia
Property Plant & Equipment by geographic region
Revenue	26		123	180
Other
Property Plant & Equipment by geographic region
Revenue	₩ 619		₩ 1,437	₩ 1,677